Derivatives	12 Months Ended
Dec. 31, 2025
Derivatives
Derivatives
13.	Derivatives

During the years presented, the Company’s derivatives were all embedded forward contracts to receive or deliver a fixed amount of cryptocurrency in the future.

Impact of derivatives on the Consolidated Balance Sheets

The following table summarizes the balance sheet impact of derivative instruments outstanding as of December 31, 2025 and December 31, 2024 as measured in U.S. dollar equivalents, none of which were designated as hedging instruments at December 31, 2024 and 2025:

		Derivative
Consolidated Balance Sheets Location	Notional	Fair Value	Total
December 31, 2025
Prepayments and other current assets (1)	182	(1)	181
Cryptocurrency receivable	83,743	4,089	87,832
Accounts payable (1)	2,926	1	2,927
Accrued liabilities and other current liabilities (1)	6,893	(1,327)	5,566
Long-term loans (1)	49,760	(49)	49,711
December 31, 2024
Prepayments and other current assets (1)	92	161	253
Cryptocurrency receivable	46,856	22,726	69,582
Accounts payable (1)	2,528	67	2,595
Accrued liabilities and other current liabilities (1)	5,995	1,568	7,563
Long-term loans (1)	14,015	(16)	13,999
(1)	Represents the portion of the Consolidated Balance Sheet line item that is denominated in cryptocurrency.

Impact of derivatives on the Consolidated Statements of Comprehensive Loss

Change in fair value of derivative instruments recorded in the Consolidated Statements of Comprehensive Loss were as follows:

	For the year ended
	December 31,
	2024	2025
Prepayments and other current assets	140	(161)
Cryptocurrency receivable	22,726	(9,184)
Accounts Payable	(629)	(442)
Accrued liabilities and other current liabilities	(4,647)	277
Long-term loans	16	37
Total	17,606	(9,473)

The Company’s derivative assets and liabilities measured and recorded at fair value on a recurring basis are classified within Level 2 of the fair value hierarchy. The Company has valued all Level 2 assets and liabilities based on quoted market prices for the underlying cryptocurrency.